COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments under operating lease agreements	Future minimum payments under operating lease agreements are as follows (in millions):

Years Ending December 31,
2018	$21
2019	17
2020	15
2021	11
2022	9
Thereafter through 2022	75
Total	$148

Summary of future periods in which such obligations are expected to be settled in cash

The following table summarizes these items, on an undiscounted basis, at December 31, 2017 and the future periods in which such obligations are expected to be settled in cash. In addition, the table reflects the timing of principal and interest payments on outstanding borrowings.

Years Ending December 31,	Total	2018	2019	2020	2021	2022	Thereafter
	(Dollars in millions)
Debt principal	$570	$—	$—	$—	$220	$—	$350
Debt interest (projected)	133	28	28	28	23	20	6
Guarantees, surety bonds, and letters of credit	102	70	14	9	7	2	—
Purchase obligations and other commitments	71	37	15	10	9	—	—
Total commitments	$876	$135	$57	$47	$259	$22	$356